Financial Assets and Liabilities - Summary of Maturity Profile of Financial Assets Based on Consolidated Undiscounted Claims Outstanding (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Cash and cash equivalents (Note 16)	₱ 40,237	₱ 24,369	₱ 51,654	₱ 32,905
Temporary cash investments	30,711	17,663
Short-term investments		150
Financial assets at FVPL	380	3,369
Cash and Cash Equivalent [member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Cash and cash equivalents (Note 16)	40,237	24,369
Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments	481
Financial instruments at FVPL:	7,833	10,235
Financial assets at FVPL	380	3,369
Other financial assets	6,972	6,866
Financial instruments at FVOCI:	168	2,919
Financial assets at fair value through other comprehensive income	168	2,919
Total	82,366	74,125
Financial Asset [Member] | Cash and Cash Equivalent [member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Cash and cash equivalents (Note 16)	30,711	17,663
Temporary cash investments	30,711	17,663
Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	43,654	43,308
Other financial assets	3,689	3,504
Debt instruments at amortized cost	1,153	150
Short-term investments	508	314
Retail subscribers	17,142	17,178
Corporate subscribers	13,318	13,005
Foreign administrations	1,520	1,896
Domestic carriers	226	889
Dealers, agents and others	6,098	6,372
Less than 1 year [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Short-term investments	481
Financial instruments at FVPL:	7,453	6,866
Other financial assets	6,972	6,866
Financial instruments at FVOCI:	168	2,757
Financial assets at fair value through other comprehensive income	168	2,757
Total	78,497	68,310
Less than 1 year [Member] | Financial Asset [Member] | Cash and Cash Equivalent [member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Cash and cash equivalents (Note 16)	30,711	17,663
Temporary cash investments	30,711	17,663
Less than 1 year [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	40,165	41,024
Other financial assets	200	1,220
Debt instruments at amortized cost	1,153	150
Short-term investments	508	314
Retail subscribers	17,142	17,178
Corporate subscribers	13,318	13,005
Foreign administrations	1,520	1,896
Domestic carriers	226	889
Dealers, agents and others	6,098	6,372
1-3 years [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at FVOCI:		162
Financial assets at fair value through other comprehensive income		162
Total	2,286	1,930
1-3 years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	2,286	1,768
Other financial assets	2,286	1,768
3-5 years [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Total	732	338
3-5 years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	732	338
Other financial assets	732	338
More than 5 years [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at FVPL:	380	3,369
Financial assets at FVPL	380	3,369
Total	851	3,547
More than 5 years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	471	178
Other financial assets	₱ 471	₱ 178